CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 78,781	$ 82,584
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	60,982	62,531
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,817	3,828
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,282	6,159
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	8,702	9,025
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 998	$ 1,041